Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets

7. Goodwill and Other Intangible Assets

The carrying amount of goodwill for the years ended December 31, 2013 and December 31, 2012 was approximately $77.6 million and $77.1 million. For the year ended December 31, 2013, the increase in goodwill primarily reflects the acquisition of Roma Financial.

The following table summarizes other intangible assets as of December 31, 2013 and December 31, 2012:

	Gross Intangible Asset	Accumulated Amortization	Valuation Allowance	Net Intangible Assets
	(In thousands)
December 31, 2013
Mortgage Servicing Rights	$44,801	(30,018)	(81)	14,702
Core Deposit Premiums	23,205	(6,569)	—	16,636
Other	300	(80)	—	220

Total other intangible assets	$68,306	(36,667)	(81)	31,558

December 31, 2012
Mortgage Servicing Rights	$37,838	(24,107)	(1,705)	12,026
Core Deposit Premiums	14,338	(4,455)	—	9,883
Other	300	(50)	—	250

Total other intangible assets	$52,476	(28,612)	(1,705)	22,159

Mortgage servicing rights are accounted for using the amortization method. Under this method, the Company amortizes the loan servicing asset in proportion to, and over the period of, estimated net servicing revenues. During 2008, the Company began selling loans on a servicing-retained basis. Loans that were sold on this basis, amounted to $1.71 billion and $1.40 billion at December 31, 2013 and December 31, 2012 respectively, all of which relate to residential mortgage loans. At December 31, 2013 and 2012, the servicing asset, included in intangible assets, had an estimated fair value of $14.7 million and $12.0 million, respectively. Fair value was based on expected future cash flows considering a weighted average discount rate of 10.20% , a weighted average constant prepayment rate on mortgages of 8.48% and a weighted average life of 7.4 years.

Core deposit premiums are amortized using an accelerated method and having a weighted average amortization period of 10 years. For the year ended December 31, 2013, the Company recorded $8.9 million in core deposit premiums resulting from the acquisitions of Roma Financial.

The following presents the estimated future amortization expense of other intangible assets for the next five years:

	Mortgage Servicing Rights	Core Deposit Premiums	Other
	(In thousands)
2014	$3,469	$4,076	$30
2015	3,047	3,588	30
2016	2,611	3,158	30
2017	2,191	2,779	30
2018	1,772	2,444	30